UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03450

Name of Fund: BlackRock Focus Value Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2008

Date of reporting period: 02/01/2008 - 04/30/2008

Item 1 - Schedule of Investments

BlackRock Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                     Common Stocks                                      Shares               Value
-----------------------------------------------------------------------------------------------------------------------------
Above-Average Yield - 11.1%
-----------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.5%                       The Bank of New York Mellon Corp.                    91,046          $ 3,963,232
-----------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.9%                             The Dow Chemical Co.                                127,200            5,107,080
-----------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.2%              Alcatel SA (a)                                      863,300            5,758,211
-----------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                AT&T Inc.                                           170,500            6,600,055
Services - 2.5%
-----------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.9%          Mattel, Inc.                                        124,700            2,338,125
-----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.1%                       Wyeth                                               127,300            5,661,031
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Above-Average Yield                                             29,427,734
-----------------------------------------------------------------------------------------------------------------------------
Discount to Assets - 0.5%
-----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.5%           Anadarko Petroleum Corp.                             19,800            1,317,888
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Discount to Assets                                               1,317,888
-----------------------------------------------------------------------------------------------------------------------------
Earnings Turnaround - 40.1%
-----------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.6%                       Morgan Stanley                                      141,200            6,862,320
-----------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.9%               International Business Machines Corp.                42,300            5,105,610
-----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.4%        Bank of America Corp.                                95,501            3,585,108
-----------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 5.6%           BJ Services Co. (b)                                 241,500            6,827,205
                                             Halliburton Co.                                     176,900            8,121,479
                                                                                                                 ------------
                                                                                                                   14,948,684
-----------------------------------------------------------------------------------------------------------------------------
Food Products - 5.0%                         Kraft Foods, Inc.                                   122,700            3,881,001
                                             Unilever NV (a)                                     276,100            9,260,394
                                                                                                                 ------------
                                                                                                                   13,141,395
-----------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.1%                    Centex Corp.                                        143,000            2,977,260
-----------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                Dynegy, Inc. Class A (c)                            354,100            3,052,342
Energy Traders - 1.2%
-----------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.4%              General Electric Co.                                196,900            6,438,630
-----------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.4%                       Alcoa, Inc.                                         181,800            6,323,004
-----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.0%           Exxon Mobil Corp.                                    52,700            4,904,789
                                             Peabody Energy Corp.                                 49,500            3,025,935
                                                                                                                 ------------
                                                                                                                    7,930,724
-----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.9%                       Bristol-Myers Squibb Co.                            473,900           10,411,583
-----------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor               LSI Corp. (c)                                     1,865,600           11,566,720
Equipment - 6.2%                             Micron Technology, Inc. (c)                         626,700            4,838,124
                                                                                                                 ------------
                                                                                                                   16,404,844
-----------------------------------------------------------------------------------------------------------------------------
Software - 3.4%                              Borland Software Corp. (c)                        2,448,900            4,334,553
                                             Parametric Technology Corp. (c)                     264,800            4,615,464
                                                                                                                 ------------
                                                                                                                    8,950,017
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Earnings Turnaround                                            106,131,521
-----------------------------------------------------------------------------------------------------------------------------
Financial Restructuring - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                 Legacy Holdings, Inc. (c)                             1,500                  270
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Financial Restructuring                                                270
-----------------------------------------------------------------------------------------------------------------------------
Low Price-to-Book Value - 1.5%
-----------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor               Fairchild Semiconductor International, Inc. (c)     306,300            3,994,152
Equipment - 1.5%
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Low Price-to-Book Value                                          3,994,152
-----------------------------------------------------------------------------------------------------------------------------
Low Price-to-Earnings Per Share - 3.4%
-----------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.6%           Global Industries Ltd. (c)                          107,201            1,710,928
-----------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.4%                      American Eagle Outfitters, Inc.                     202,900            3,727,273
-----------------------------------------------------------------------------------------------------------------------------

BlackRock Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                     Common Stocks                                      Shares               Value
-----------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                   Liz Claiborne, Inc.                                 205,700          $ 3,638,833
Goods - 1.4%
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Low Price-to-Earnings Per Share                                  9,077,034
-----------------------------------------------------------------------------------------------------------------------------
Operational Restructuring - 19.2%
-----------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.6%                   Raytheon Co.                                        105,800            6,768,026
-----------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.5%                             E.I. du Pont de Nemours & Co.                       137,400            6,720,234
-----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.8%        JPMorgan Chase & Co.                                155,540            7,411,481
-----------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                        Covidien Ltd.                                        85,750            4,003,667
& Supplies - 1.5%
-----------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.2%              Tyco International Ltd.                             183,350            8,578,947
-----------------------------------------------------------------------------------------------------------------------------
Media - 3.0%                                 Time Warner, Inc.                                   532,700            7,910,595
-----------------------------------------------------------------------------------------------------------------------------
Office Electronics - 3.6%                    Xerox Corp.                                         675,400            9,435,338
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Operational Restructuring                                       50,828,288
-----------------------------------------------------------------------------------------------------------------------------
Price-to-Book - 4.6%
-----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.1%        Citigroup, Inc.                                     218,900            5,531,603
-----------------------------------------------------------------------------------------------------------------------------
Insurance - 2.5%                             American International Group, Inc.                  144,500            6,675,900
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Price-to-Book                                                   12,207,503
-----------------------------------------------------------------------------------------------------------------------------
Price-to-Earnings Per Share - 15.5%
-----------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                Qwest Communications International Inc. (b)       2,425,700           12,516,612
Services - 4.7%
-----------------------------------------------------------------------------------------------------------------------------
Insurance - 5.4%                             Prudential Financial, Inc.                           92,700            7,018,317
                                             The Travelers Cos., Inc.                            143,345            7,224,588
                                                                                                                 ------------
                                                                                                                   14,242,905
-----------------------------------------------------------------------------------------------------------------------------
Media - 1.6%                                 Walt Disney Co.                                     130,200            4,222,386
-----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.8%           Chevron Corp.                                        50,600            4,865,190
-----------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                   Phillips-Van Heusen Corp. (b)                       121,800            5,141,178
Goods - 2.0%
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Price-to-Earnings Per Share                                     40,988,271
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks
                                             (Cost - $240,589,612) - 95.9%                                        253,972,661
-----------------------------------------------------------------------------------------------------------------------------

                                                                                              Beneficial
                                                                                               Interest
                                             Other Interests (d)                                 (000)
-----------------------------------------------------------------------------------------------------------------------------
Financial Restructuring - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%           WRT Energy Corp. (Litigation Trust
                                                 Certificates) (e)                               $ 1,982                   21
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Other Interests
                                             (Cost - $202,416) - 0.0%                                                      20
-----------------------------------------------------------------------------------------------------------------------------
                                             Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------
                                             BlackRock Liquidity Series, LLC
                                                 Cash Sweep Series, 3.03% (f)(g)                   6,925            6,924,534
                                             BlackRock Liquidity Series, LLC
                                                 Money Market Series, 2.85% (f)(g)(h)              9,788            9,787,750
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Short-Term Securities
                                             (Cost - $16,712,284) - 6.3%                                           16,712,284
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Investments Before Options Written
                                             (Cost - $257,504,312*) - 102.2%                                      270,684,965
-----------------------------------------------------------------------------------------------------------------------------

BlackRock Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                             Options Written                                  Contracts             Value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Call Options Written                         Mattel, Inc., expiring October 2008 at $22.50           600         $    (33,000)
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Options Written
                                             (Premiums Received - $41,400) - (0.0%)                                   (33,000)
-----------------------------------------------------------------------------------------------------------------------------
                                             Total Investments, Net of Options Written
                                             (Cost - $257,462,912) - 102.2%                                       270,651,965

                                             Liabilities in Excess of Other Assets - (2.2%)                        (5,753,899)
                                                                                                                 ------------
                                             Net Assets - 100.0%                                                 $264,898,066
                                                                                                                 ============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 257,841,077
                                                                  =============
      Gross unrealized appreciation                               $  35,260,480
      Gross unrealized depreciation                                 (22,416,592)
                                                                  -------------
      Net unrealized appreciation                                 $  12,843,888
                                                                  =============

(a)   Depositary receipts.
(b)   Security, or a portion of security, is on loan.
(c)   Non-income producing security.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e) Restricted security as to resale, representing 0.0% of net assets was as follows:

      --------------------------------------------------------------------------
                                               Acquisition
      Issue                                       Date         Cost        Value
      --------------------------------------------------------------------------
      WRT Energy Corp. (Litigation
        Trust Certificates)                     7/10/1997    $ 202,416     $ 20
      --------------------------------------------------------------------------

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                               Net
                                                            Activity   Interest
      Affiliate                                               (000)     Income
      -------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series    $     605   $ 283,196
      BlackRock Liquidity Series, LLC Money Market Series  $ (40,544)  $  35,026
      -------------------------------------------------------------------------

(g)   Represents the current yield as of report date.
(h)   Security was purchased with the cash proceeds from securities loans.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Value Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Focus Value Fund, Inc.

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Focus Value Fund, Inc.

Date: June 23, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Focus Value Fund, Inc.

Date: June 23, 2008